Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 5,667,180	$ 110,779
Trade receivables	13,362,314
Unbilled receivables	1,097,268
Prepayments	9,398,012	2,904
Inventories	1,466,645
Other financial assets	2,901,867	36,005
Other non-financial assets	572,024	21,332
Current tax assets	80,828
Total current assets	34,546,138	171,020
Non-current assets
Property, plant and equipment	1,560,138	1,079
Investment property	3,845,538
Intangible assets	196,593	58,386
Right-of-use assets	347,950	63,518
Goodwill	228,990,580
Deferred tax assets	1,306,713
Non-current investments	847,167
Other financial assets	710,292
Other non-financial assets	4,452
Total non-current assets	237,809,423	122,983
Total assets	272,355,560	294,003
Current liabilities
Trade payables	9,152,649	595,849
Contract liabilities	10,062,615	588,000
Provisions	305,911
Current tax liabilities	658,052
Lease liabilities	104,714	17,760
Borrowings	23,331,928	3,618,446
Other financial liabilities	12,027,726	214,923
Other non-financial liabilities	942,299
Total current liabilities	56,585,894	5,034,978
Non-current liabilities
Lease liabilities	270,788	38,291
Provisions	409,150
Deferred tax liabilities	2,364
Borrowings
Other financial liabilities	4,049,447
Other non-financial liabilities	24,354
Total non-current liabilities	4,756,103	38,291
Total liabilities	61,341,997	5,073,269
NET ASSETS / (LIABILITIES)	211,013,563	(4,779,266)
EQUITY
Issued capital	248,296,532	3,641
Accumulated losses	(29,194,025)	(4,827,829)
Other components of equity	(7,922,590)	44,922
Equity attributable to owners of the parent	211,179,917	(4,779,266)
Non-controlling interests	(166,354)
Total equity	$ 211,013,563	$ (4,779,266)